Single Touch Systems Inc.

2235 Encinitas Boulevard, Suite 210

Encinitas, California 92024

March 15, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention:	Mark P. Shuman and Matthew Crispino

Mail Stop 4561

Re:	Single Touch Systems Inc.
Registration Statement on Form S-1 (File No. 333-170593)
Annual Report on Form 10-K filed January 14, 2010 (File No. 000-53744)

Gentlemen:

Single Touch Systems Inc. (the “Company”), in connection with its filing of an amendment to its Registration Statement on Form S-1 under the Securities Act (File No. 333-170593), hereby responds to the Staff’s comments raised in the Staff’s comment letter dated December 10, 2010 (the “Comment Letter”). For ease of reference, the Staff’s five comments are reproduced below in their entirety, and the Company’s responses immediately follow.

Form S-1

General

1.	Given Mr. Macaluso’s interest in this offering and the proceeds thereof, please provide us with your analysis as to whether he should be named as an underwriter. Refer to Section 2(a)(11) of the Securities Act.

Company Response. The situation has changed, and the registration statement has been revised to reflect the changed situation. First, the number of shares subject to the registration statement has been reduced from 8,000,000 to 7,005,000, and the selling stockholders are now identified as eight persons, including the Harrington spousal community. None of the 12 newly-identified selling stockholders have any contractual relationship with the Company or with Mr. Macaluso. The 12 newly-identified selling stockholders purchased their 6,630,000 shares, which were among the 8,000,000 shares identified in the registration statement as initially filed, in Section 4(1 1/2) transactions. Second, as to the Harringtons, they continue to be identified as selling stockholders for 375,000 shares, but they have no obligation to remit to Mr. Macaluso any of the proceeds from resale of such 375,000 shares, and Mr. Macaluso will not benefit in any way from the proceeds of the resale of such 375,000 shares; and there are no restrictions as to the price, manner or other attributes of the Harringtons’ resales of the 375,000 shares.

Securities and Exchange Commission

March 15, 2011

The effect of the changed situation is that none of the proceeds of any of the selling stockholders’ resales under the registration statement will inure to the benefit of the Company or Mr. Macaluso (or anyone else except the selling stockholder itself) in any way, nor affect any of the rights or obligations of the Company, Mr. Macaluso or the Harringtons.

Therefore, the Company believes that, under the changed circumstances as set forth in the revised registration statement, it would not be necessary to identify any person as an underwriter.

2.	Please file audited financial statements for the fiscal year ended September 30, 2010 with your next amendment. Refer to Item 8-08(b) of Regulation S-X.

Company Response. The registration statement has been revised as requested.

Executive Compensation, page 21

3.	Please update the disclosure in this section to reflect compensation paid to your executive officers in your most recently completed fiscal year. Refer to Item 402 of Regulation S-K.

Company Response. The registration statement has been revised as requested.

Plan of Distribution, page 34

4.	We note the disclosure in this section that Mr. Macaluso and the selling stockholders have entered into an agreement that places limitations on the ability of the selling stockholders to sell the shares being offered. Please provide a materially complete description of the terms of this agreement in this section. Refer to Item 508(c) of Regulation S-K. Also, file the agreement as an exhibit to your registration statement.

Company Response. Such limitations are no longer applicable, and no existing agreement places any limitations on the ability of the Harringtons or of the newly-identified selling stockholders to sell under the registration statement the shares being offered; accordingly the registration statement has been revised to remove any references to any such limitations and to satisfactorily describe material terms of the agreement as now in effect. Therefore we believe that the revised description satisfies all requirements and that there is now no need to file the agreement as an exhibit to the registration statement. (And, we bear in mind that the Company is not a party to such agreement.)

Form 10-K filed January 14, 2010

Cover Page

5.

We note that on the cover page of your Form 10-K you disclose the aggregate market value of your voting and non-voting common equity held by non-affiliates as of September 30, 2009. Form 10-K requires that this disclosure be made as of the last business day of your most recently completed second fiscal quarter. In your

Securities and Exchange Commission

March 15, 2011

response letter, please provide the aggregate market value of your voting and non-voting common equity held by non-affiliates as of March 31, 2009. Also, confirm that you will provide the correct market capitalization disclosure for the correct measurement date in your future Form 10-K filings.

Company Response. The aggregate market value of the Company’s voting and non-voting common equity held by non-affiliates as of March 31, 2009. We confirm that the Company will provide the correct market capitalization disclosure for the correct measurement date in the Company’s future Form 10-K filings. In addition, the Form S-1 registration statement has been revised to provide the correct aggregate market value of Company’s voting and non-voting common equity held by non-affiliates as of March 31, 2009 and as of March 31, 2010.

Should you have any questions or comments with respect to the foregoing, please contact Hayden Trubitt of Stradling Yocca Carlson & Rauth, our outside SEC counsel, at 858-926-3006.

Very truly yours,

By:	/s/ Anthony Macaluso
Anthony Macaluso
Chief Executive Officer

cc:	(Via Facsimile: (858) 926-3001)
Hayden J. Trubitt, Esq.
Stradling Yocca Carlson & Rauth
4365 Executive Drive, Suite 1500
San Diego, CA 92121